Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 26, 2013	Jun. 30, 2012
Document And Entity Information [Abstract]
Entity Registrant Name	PINNACLE BANKSHARES CORP
Entity Central Index Key	0001031233
Document Type	10-K
Document Period End Date	Dec. 31, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding		1,507,589
Entity Public Float			$ 13,915,046.47